Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Balances and Transactions with Related Parties
Balances and Transactions with Related Parties

(30)    Balances and Transactions with Related Parties

Details of balances with related parties are as follows:

		Thousands of Euros
Carrying amount	Reference	31/12/2022	31/12/2021

Receivables from associates and joint ventures	14	162,382	131,764
Current contract assets from associates and joint ventures		3,880	—
Trade payables associates and joint ventures		(91)	(3)
Loans to other related parties		96,537	89,104
Other financial assets with other related parties	11	318,890	220,947
Debts with key management personnel		(5,534)	(6,644)
Payables to other related parties		(4,810)	(3,824)
		571,254	431,344

Payables are included in trade and other payables (see note 21).

“Other financial assets with other related parties” mainly includes a loan with a related party with maturity 2024 and an interest rate of 3.75% (see note 11).

(a)	Group transactions with related parties

Group transactions with related parties during 2022 are as follows:

	Thousands of Euros
	Associates & joint	Key management	Other related	Board of directors
	ventures	personnel	parties	of the Company

Net sales	339,170	—	—	—
Purchases	(9)	—	—	—
Other service expenses	(34)	—	(4,343)	—
Remuneration	—	(13,891)	—	(5,316)
Payments for rights of use	—	—	(6,300)	—
Purchase of property, plant and equipment	—	—	3,464	—
Dividends paid/received	10,717	—	—	—
	349,844	(13,891)	(7,179)	(5,316)

Group transactions with related parties during 2021 were as follows:

	Thousands of Euros
	Associates & joint	Key management	Other related	Board of directors
	ventures	personnel	parties	of the Company

Net sales	220,808	—	—	—
Purchases	(613)	—	—	—
Other service expenses	(2,709)	—	(3,963)	—
Remuneration	—	(15,136)	—	(4,417)
Payments for rights of use	—	—	(5,332)	—
Purchase of property, plant and equipment	—	—	7,326	—
Finance income	2	—	—	—
Dividends paid/received	2,636	—	—	—
	220,124	(15,136)	(1,969)	(4,417)

Group transactions with related parties during 2020 were as follows:

	Thousands of Euros
	Associates & joint	Key management	Other related	Board of directors
	ventures	personnel	parties	of the Company

Net sales	10,522	—	—	—
Purchases	(459)	—	—	—
Other service expenses	(15,010)	—	(10,344)	—
Remuneration	—	(17,164)	—	(4,966)
Payments for rights of use	—	—	(5,137)	—
Purchase of property, plant and equipment	—	—	(13,500)	—
Finance income	783	—	—	—
Dividends paid/received	10,156	—	—	—
	5,992	(17,164)	(28,981)	(4,966)

Every year the Group contributes 0.7% of its profits before tax to a non-profit organization.

“Other service expenses” include contributions to non-profit organizations totaling Euros 3,833 thousand in 2022 (Euros 3,963 thousand in 2021 and Euros 10,344 thousand in 2020).

On 28 December 2018, the Group sold BPC Plasma, Inc and Haema, AG to Scranton Enterprises B.V (shareholder of Grifols) for US Dollars 538,014 thousand (see note 3). For the payment of the mentioned amount of the sale, Scranton signed a loan contract dated 28 December 2018 for an amount of US Dollars 95,000 thousand (Euros 82,969 thousand) with Grifols Worldwide Operations Limited. The compensation is 2%+EURIBOR and due on 28 December 2025.

Directors representing shareholders´ interests have received remuneration of Euros 965 thousand in 2022 (Euros 965 thousand in 2021).

The Group has not extended any advances or loans to the members of the board of directors or key management personnel nor has it assumed any guarantee commitments on their behalf. It has also not assumed any pension or life insurance obligations on behalf of former or current members of the board of directors or key management personnel. In addition, certain Company directors and key management personnel have termination benefit commitments (see note 28).

(b)	Conflicts of interest concerning the directors

The Company’s directors and their related parties have not entered into any conflict of interest that should have been reported in accordance with article 229 of the revised Spanish Companies Act.